Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 158,683
Receivables - net
Prepaid expenses	533	13,734	734
Due from related party - Vita Nova Partners LLC		51,179
Other current assets
Total Current Assets	159,216	64,913	734
Long Term Assets
Property, equipment and software, net
Other long term assets
Total Long Term Assets
TOTAL ASSETS	159,216	64,913	734
Current Liabilities
Accounts payable			10,729
Accrued liabilities	10,000	11,925
Current portion of notes payable
Due to related party - VitaNova Partners LLC	83,995		6,514
Other current liabilities
Total Current Liabilities	93,995	11,925	17,243
Notes Payable, net of current portion
TOTAL LIABILITIES	93,995	11,925	17,243
Commitments & Contingencies (Notes 4)
Stockholders' Equity
Common stock	70,745	68,694	49,260
Additional paid-in capital	501,307	298,322	(49,260)
Accumulated (deficit)	(506,832)	(314,028)	(16,509)
TOTAL STOCKHOLDERS' EQUITY	65,220	52,988	(16,509)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 159,216	$ 64,913	$ 734